Leases - Schedule of Impact of Operating Leases to Consolidated and Combined Financial Statements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lease Cost
Operating lease cost	$ 4,986
Other Information
Operating cash flows from operating leases	5,020
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted average remaining lease term - operating leases (in years)	9 years
Weighted average discount rate - operating leases	9.10%